Leases (Tables)	12 Months Ended
Dec. 31, 2025
Leases [Abstract]
Schedule of Right-of-use Assets

Right-of-use assets

	Office premise		Showroom		Total
Group
Balance at December 31, 2023	US$	1,044,164	US$	218,345	US$	1,262,509
Additions for the year		-		1,109,050		1,109,050
Depreciation charge for the year		(225,034)		(254,658)		(479,692)
Lease termination		(819,130)		-		(819,130)
Balance at December 31, 2024		-		1,072,737		1,072,737
Additions for the year		346,435		259,665		606,100
Depreciation charge for the year		(38,248)		(465,886)		(504,134)
Balance at December 31, 2025	US$	308,187	US$	866,516	US$	1,174,703

Schedule of Amount Recognized in Profit or Loss	Amounts recognized in profit or loss
	For the year ended December 31,
	2025		2024		2023
Interest on lease liabilities	US$	91,118	US$	130,128	US$	33,571

Schedule of Amount Recognized in Statement of Cash Flows	Amounts recognized in statement of cash flows
	For the year ended December 31,
	2025		2024		2023
Total cash outflow for lease	US$	(550,934)	US$	(617,763)	(122,954)